Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible debt

	Convertible Notes due 2025	Convertible Notes due 2026	Convertible Notes due 2028	Total
	US$	US$	US$	US$
Balance as of December 31, 2022	63,775	—	—	63,775
Accretion of interest expense	409	—	—	409
Balance as of December 31, 2023	64,184	—	—	64,184
Accretion of interest expense	289	—	—	289
Balance as of December 31, 2024	64,473	—	—	64,473
Issuance of convertible notes	—	42,880	60,000	102,880
Accretion of interest expense	527	3,603	283	4,413
Conversion to ordinary shares	—	(7,664)	—	(7,664)
Repayments of convertible notes	(65,000)	—	—	(65,000)
Balance as of December 31, 2025	—	38,819	60,283	99,102
– Current portion	—	38,819	—	38,819
– Non-current portion	—	—	60,283	60,283

Schedule of fair value, net derivative liability, unobservable input reconciliation	The fair value of derivative liability is estimated with the following key assumptions:

As of December 31,
2025
Bond yields (i)	16.23% - 16.28%
Probability of triggering events (ii)	1.61%
___________________________
i.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.
ii.Probability of triggering events was estimated based on the average cumulative issuer-weighted global default rates by similar industry group.